SCHEDULE OF FAIR VALUE OF OPTIONS (Details) - $ / shares			12 Months Ended
	Nov. 18, 2022	Mar. 16, 2022	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rate	3.82%
Dividend yield		0.00%	0.00%	0.00%
Stock price volatility	96.26%	83.86%
Expected life	10 years
Weighted average grant date fair value			$ 7.72	$ 8.00
Minimum [Member]
Risk-free interest rate		0.44%	3.32%	1.17%
Stock price volatility			94.44%	83.83%
Expected life		3 months	5 years	5 years
Maximum [Member]
Risk-free interest rate		1.95%	4.54%	4.06%
Stock price volatility			102.70%	99.29%
Expected life		2 years	6 years	10 years